Restricted cash	6 Months Ended	12 Months Ended
	Jun. 30, 2025	Dec. 31, 2024
Restricted Cash and Cash Equivalent [Abstract]
Restricted cash

11 Restricted cash

	As of December 31,	As of June 30,
	2024	2025
	RMB’000	RMB’000
Non-Current
Deposits for renting office (Note (i))	6,635	6,607
Deposits for others	3,034	5,535
	9,669	12,142
Current
Credit card and other deposits	4,814	3,273
	4,814	3,273

Notes:

(i)	Deposits for renting office represents cash held in collateral bank accounts in the U.S. with designated usage of deposits for renting office.

15 Restricted cash

	As of December 31,
	2023	2024
	RMB’000	RMB’000
Non-Current
Deposits for renting office (Note (i))	1,575	6,635
Deposits for others	—	3,034
	1,575	9,669
Current
Deposits for renting office (Note (i))	6,537	—
Credit card and other deposits	3,657	4,814
	10,194	4,814

Notes:

(i)	Deposits for renting office represents cash held in collateral bank accounts in the U.S. with designated usage of deposits for renting office.